BENEFIT PLANS - Benefit Payments and Defined Contribution Benefit Plans (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Contribution Plan [Abstract]
Cost associated with defined contribution benefit plans		$ 28,501
Cablevision Systems Corporation And Subsidiaries
Defined Contribution Plan [Abstract]
Cost associated with defined contribution benefit plans	$ 26,964		$ 61,343	$ 65,725